Trade and other payables (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Non-current
Deferred revenue	$ 104.5	$ 45.4
Other payables	15.8	5.2
Trade and other payables, non current	120.3	50.6	[1]
Current
Trade payables	196.5	232.9
Deferred revenue	28.3	19.5
Withholding tax payable	3.1	2.2
Payroll and other related statutory liabilities	37.4	42.8
VAT payables	29.3	30.0
Other payables	40.7	49.7
Trade and other payables	$ 335.3	$ 377.1	[1]

[1]	September 30,